Consolidated Condensed Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Statement Abstract
Revenue	$ 7,218,897	$ 8,157,931	$ 15,563,145	$ 34,178,949
Cost of Sales	6,164,860	6,802,965	13,827,609	28,803,838
Gross Profit	1,054,037	1,354,966	1,735,536	5,375,111
Sales, general and administrative costs
Salaries and administration	2,920,418	2,323,305	7,257,738	6,404,331
Depreciation	399,440	466,763	1,285,176	1,354,233
Product development costs	380,293	442,387	1,009,402	1,577,486
Office expense	264,012	457,684	921,706	1,178,011
Insurance	397,936	435,017	1,247,446	1,254,203
Professional fees	253,269	389,986	922,044	1,283,204
Sales and marketing	129,721	163,806	919,983	455,746
Share-based payments	135,677	259,188	833,575	1,377,885
Transportation costs	57,802	51,651	154,419	174,824
Travel, accomodation, meals and entertainment	55,680	143,663	272,799	414,598
Allowance for credit losses	240,396	121,097	122,018	314,110
Impairment of finance lease receivable	0	423,267	0	423,267
Total sales, general and administrative costs	5,234,644	5,677,814	14,946,306	16,211,898
Loss from operations before interest, accretion and foreign exchange	(4,180,607)	(4,322,848)	(13,210,770)	(10,836,787)
Interest and accretion	(562,360)	(342,590)	(1,657,585)	(886,576)
Foreign exchange gain	3,945	23,718	38,821	12,144
Loss for the period	(4,739,022)	(4,641,720)	(14,829,534)	(11,711,219)
Other comprehensive income
Cumulative translation reserve	71,015	30,711	125,659	45,429
Total comprehensive loss for the period	$ (4,668,007)	$ (4,611,009)	$ (14,703,875)	$ (11,665,790)
Loss per common share, basic	$ (0.17)	$ (0.19)	$ (0.55)	$ (0.47)
Loss per common share, diluted	$ (0.17)	$ (0.19)	$ (0.55)	$ (0.47)
Weighted average number of common shares outstanding, basic	28,512,901	24,962,086	26,954,798	24,937,992
Weighted average number of common shares outstanding, diluted	28,512,901	24,962,086	26,954,798	24,937,992